Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Interest-Bearing Loans and Borrowings [Abstract]
Interest-bearing loans and borrowings

23. Interest-bearing loans and borrowings

	Effective interest rate	Maturity	December 31, 2024	December 31, 2023	Guaranteed or pledged by
	%		RMB’000	RMB’000
Current:
Secured RMB5 million bank loan	3.45	November 27, 2025	5,000	—	Beijing Guohua Wenke
Secured RMB5 million bank loan	3.45	November 27, 2025	5,000	—	Beijing Guohua Wenke
Secured RMB3 million bank loan	3.65	January 25, 2025	3,000	—	Beijing Haidian Technology
Secured RMB3.7 million bank loan	2.85	December 02, 2025	3,700	—	—
Secured RMB10 million bank loan	3.45 (2022: 3.65)	On demand	—	10,000	He Yu
Secured RMB10 million bank loan	3.50	On demand	—	10,000	He Yu
Secured RMB10 million bank loan	5.50	On demand	—	—	He Yu
Secured RMB3 million bank loan	4.00	On demand	—	3,000	He Yu
Secured RMB3 million bank loan	3.65	On demand	—	3,000	He Yu
Secured RMB4million bank loan	3.9	On demand	—	4,000	He Yu
Secured RMB1million bank loan	5.15	On demand	—	1,000	Xiongbiao Ma
Secured RMB1.5 million other borrowings	12.63	Sep 18, 2025	1,143	—	Xiongbiao Ma
Secured RMB31 million other borrowings *	12	December 27, 2024	34,983	31,226	He Yu
			52,815	62,226
Non-current:
Secured RMB1.5million bank loan	10.34	Jan.08, 2026	1,214	1,500	Beijing Guohua Wenke
Secured RMB1.5 million other borrowings	12.63	Sep 18, 2025	—	1,500	Xiongbiao Ma
			54,029	65,226

*	This loan has expired in December, 2024. The Group is in negotiation with the counter-party regarding the repayment terms.